Goodwill and Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS, NET
7.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill and intangible assets, net consisted of the following:

	As of December 31,
	2022	2021
Goodwill	$66,420	$66,420
Intangible assets with indefinite lives	12,028	12,028
Intangible assets with definitive lives, net	45,342	51,680

Impairment Assessments. We perform the assessment of possible impairment of goodwill and indefinite-lived intangible assets on an annual basis or more frequently if events and circumstances indicate that an impairment may have occurred. During 2022 and 2021, there were no impairments of goodwill or intangible assets.

Goodwill. The following table presents the changes in goodwill by reportable units:

	Travel Marketplace	SAAS Platform	Total
Balance as of December 31, 2020	$58,999	$7,421	$66,420
Additions	—	—	—
Impairment charges	—	—	—
Balance as of December 31, 2021	58,999	7,421	66,420
Additions	—	—	—
Impairment charges	—	—	—
Balance as of December 31, 2022	$58,999	$7,421	$66,420

Indefinite-lived Intangible Assets. Our indefinite-lived intangible assets relate to trade names acquired in various acquisitions during the years ended December 31, 2020 and December 31, 2019.

Definite life Intangible assets, net consisted of the following as of December 31, 2022:

	Weighted-average
	Remaining Useful	Gross Carrying	Accumulated	Net Carrying
	Life (in years)	Amount	Amortization	Amount
Customer relationships	6.74	$60,778	(29,288)	31,490
Trade name	8.95	9,580	(5,295)	4,285
Acquired technology	0.00	7,430	(7,430)	—
Supplier relationships	12.00	5,767	(1,153)	4,614
Developed technology	6.19	7,220	(2,267)	4,953
Covenants not to compete	0.00	332	(332)	—
Balances as of December 31, 2022		$91,107	(45,765)	45,342

Definite life Intangible assets, net consisted of the following as of December 31, 2021:

	Weighted-average
	Remaining Useful	Gross Carrying	Accumulated	Net Carrying
	Life (in years)	Amount	Amortization	Amount
Customer relationships	7.74	$60,778	(24,613)	36,165
Trade name	9.95	9,580	(4,816)	4,764
Acquired technology	0.00	7,430	(7,430)	—
Supplier relationships	13.02	5,767	(769)	4,998
Developed technology	7.26	7,220	(1,467)	5,753
Covenants not to compete	0.00	332	(332)	—
Balances as of December 31, 2021		$91,107	(39,427)	51,680

Amortization expense for intangible assets was $6,338 and $7,882 for the years ended December 31, 2022 and 2021, respectively.

The estimated future amortization expense related to intangible assets with definite lives is as follows:

December 31,
2023	$6,338
2024	6,337
2025	6,163
2026	5,815
2027	5,815
Thereafter	14,874
$45,342